Balance Sheet Details - Schedule Of Prepaid Expenses And Other Current Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid R&D related parties	$ 76	$ 14